SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Property, Plant and Equipment [Line Items]
Less: accumulated depreciation	$ (1,503,276)	$ (1,237,594)
Property and equipment, net	2,820,225	2,523,181
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	374,572	293,746
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	241,136	211,710
Property Office Building and Office Suite [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 3,707,793	$ 3,255,319